Income Taxes (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective tax rate					28.00%
Effective income tax rate percentage	0.00%	0.00%	0.00%	0.00%